Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 02, 2012
Allianz AGIC International Growth Opportunities Fund (Second Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC International Growth Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 184 of the Fund's
		statutory prospectus or from your financial advisor.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2011 was 66% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total
Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total
Annual Fund Operating Expenses After Expense Reductions and, for
		all other periods, on Total Annual Fund Operating Expenses.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by normally investing primarily in equity securities of companies with smaller market capitalizations and with above-average earnings growth that, in the opinion of the portfolio managers, are positioned in strong growth areas, offer sustainable advantages through positive
issuer-specific developments and provide timely investment
opportunities that are not yet fully reflected in market prices.
The Fund normally invests at least 75% of its net assets in common stock. The Fund ordinarily allocates its investments among a number of different countries, ordinarily in more than ten countries outside of the U.S., and normally invests at least 80% of its assets in non-U.S. securities. The Fund normally focuses its
non-U.S. investments in developed countries, but may also invest in emerging market securities. The Fund currently considers companies with smaller market capitalizations to be those with market
capitalizations below $5 billion, though the Fund may invest in companies of any size. The portfolio managers focus on a
bottom-up, growth-oriented analysis of the financial conditions and competitiveness of individual companies worldwide and ordinarily look for several of the following characteristics: above-average earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall
financial strength; strong competitive advantages; effective research and product development and marketing; development of new
technologies; efficient service; pricing flexibility; strong management;
and other successful general operating characteristics. The Fund may have a high portfolio turnover rate, which may be up to 100% or more.
In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as
		of the most recent fiscal year end, it may do so at any time.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
		Corporation or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid.
Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the
Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance.
Visit www.allianzinvestors.com for more current performance
		information.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the Fund's
Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and Class R performance would be lower than Class A performance because of the lower
		expenses paid by Class A shares.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 30.41% Lowest 07/01/2008-09/30/2008 -28.00%
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
		After-tax returns for other share classes will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz AGIC International Growth Opportunities Fund (Second Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | S&P Developed Ex-US Small Cap Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Developed Ex-US Small Cap Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.52%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.46%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Allianz AGIC International Growth Opportunities Fund (Second Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Lipper International Small/Mid Cap Growth Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper International Small/Mid Cap Growth Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.65%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.22%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Allianz AGIC International Growth Opportunities Fund (Second Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.45%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	689
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,059
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,452
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,550
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	689
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,059
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,452
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,550
Annual Return 2002	rr_AnnualReturn2002	(15.77%)
Annual Return 2003	rr_AnnualReturn2003	47.83%
Annual Return 2004	rr_AnnualReturn2004	22.53%
Annual Return 2005	rr_AnnualReturn2005	27.80%
Annual Return 2006	rr_AnnualReturn2006	28.89%
Annual Return 2007	rr_AnnualReturn2007	19.38%
Annual Return 2008	rr_AnnualReturn2008	(48.47%)
Annual Return 2009	rr_AnnualReturn2009	47.80%
Annual Return 2010	rr_AnnualReturn2010	24.95%
Annual Return 2011	rr_AnnualReturn2011	(17.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.00%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.34%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Allianz AGIC International Growth Opportunities Fund (Second Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Allianz AGIC International Growth Opportunities Fund (Second Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.67%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Allianz AGIC International Growth Opportunities Fund (Second Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.86%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.20%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	323
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	824
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,450
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,138
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	824
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,450
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,138
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.70%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.97%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Allianz AGIC International Growth Opportunities Fund (Second Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.70%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	565
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	982
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,147
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	565
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	982
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,147
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.47%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.48%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2013, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.45% for Class A shares, 2.20% for Class C shares and 1.70% for Class R shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.